Note 15 - Financial Instruments - Derivative Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
ABN Bank [Member] | Interest Rate Swap June 3, 2016 [Member]
Effective Date	Apr. 13, 2018
Derivative, Notional Amount	$ 14,113	$ 15,663
Derivative, Notional Amount	$ 14,113	15,663
Derivative, Interest Rate	1.4425%
ABN Bank [Member] | Interest Rate Swap December 19, 2016 [Member]
Effective Date	Dec. 21, 2016
Derivative, Notional Amount	$ 14,888	16,575
Derivative, Notional Amount	$ 14,888	16,575
Derivative, Interest Rate	2.08%
ABN Bank [Member] | Second Interest Rate Swap December 19, 2016 [Member]
Effective Date	Dec. 21, 2016
Derivative, Notional Amount		15,050
Derivative, Notional Amount		15,050
Derivative, Interest Rate	2.125%
Alpha Bank [Member] | Interest Rate Swap March 29, 2018 [Member]
Effective Date	Mar. 29, 2018
Derivative, Notional Amount	$ 19,100	20,700
Derivative, Notional Amount	$ 19,100	20,700
Derivative, Interest Rate	2.97%
Nord/ LB Bank [Member] | Interest Rate Swap March 29, 2017 [Member]
Effective Date	May 17, 2017
Derivative, Notional Amount		18,071
Derivative, Notional Amount		$ 18,071
Derivative, Interest Rate	2.19%